Commitments and Contingencies (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended
	Jun. 30, 2018	Jun. 06, 2018	Jun. 30, 2019	Jun. 06, 2018	Jun. 30, 2019	Dec. 31, 2018
Capital expenditure commitments					$ 44,900
Letters of credit outstanding amount			$ 41,700		41,700	$ 10,300
Surety bonds and other bank issued guarantees			109,200		109,200	41,400
Liability			593,028		593,028	512,318
Other Liabilities [Member]
Liability			6,700		6,700	$ 6,700
Successor [Member]
Rental expense	$ 6,300		$ 30,900		$ 56,400
Predecessor [Member] | NPS Holdings Limited [Member]
Rental expense		$ 9,200		$ 19,500